CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net earnings	$ 107,978	$ 115,776	$ 119,356
Less: Net earnings from discontinued operations, net of tax	28,137	20,655	21,945
Net earnings from continuing operations	79,841	95,121	97,411
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities of continuing operations:
Depreciation and amortization	27,183	22,499	15,280
Provision for credit losses	1,732	371	191
Share-based compensation expense	9,725	9,471	7,580
Deferred taxes	3,413	(2,656)	2,083
Net loss on disposal of property and equipment	283	192	86
Changes in:
Accounts receivable	185,910	(117,469)	(81,251)
Inventories	29,364	104,781	(88,097)
Deferred costs and other assets	(30,289)	(24,814)	(25,142)
Accounts payable	6,703	106,967	39,714
Salaries and commissions payable, deferred revenue, and other liabilities	10,053	51,600	48,911
Net cash provided by operating activities of continuing operations	323,918	246,063	16,766
Net cash provided by (used in) operating activities of discontinued operations	(21,773)	2,386	(32,191)
Net cash provided by (used in) operating activities	302,145	248,449	(15,425)
Cash flows from investing activities:
Proceeds from sale of property and equipment	7	38	45
Purchases of property and equipment	(5,271)	(7,664)	(8,086)
Cash used in acquisitions, net of cash acquired	(124,926)	(54,182)	(13,288)
Net cash used in investing activities of continuing operations	(130,190)	(61,808)	(21,329)
Net cash provided by (used in) investing activities of discontinued operations	1,323	(156)	2,403
Net cash used in investing activities	(128,867)	(61,964)	(18,926)
Cash flows from financing activities:
Borrowings of non-recourse and recourse notes payable	0	252,000	180,000
Repayments of non-recourse and recourse notes payable	0	(257,997)	(187,111)
Proceeds from issuance of common stock	3,635	3,019	0
Repurchase of common stock	(46,937)	(9,853)	(7,224)
Payments to settle liabilities for acquisitions	(2,307)	0	0
Net repayments on floor plan facility	(15,577)	(47,441)	(10,708)
Net cash used in financing activities of continuing operations	(61,186)	(60,272)	(25,043)
Net cash provided by financing activities of discontinued operations	23,610	23,653	4,093
Net cash used in financing activities	(37,576)	(36,619)	(20,950)
Effect of exchange rate changes on cash	652	62	3,016
Net increase (decrease) in cash and cash equivalents	136,354	149,928	(52,285)
Cash and cash equivalents, beginning of period	253,021	103,093	155,378
Cash and cash equivalents, end of period	389,375	253,021	103,093
Supplemental disclosures of cash flow information:
Cash paid for interest	143	1,516	2,876
Cash paid for income taxes	48,732	41,526	51,984
Cash paid for amounts included in the measurement of lease liabilities	5,821	4,071	4,610
Schedule of non-cash investing and financing activities:
Purchases of property and equipment	(214)	(279)	(1,266)
Consideration for acquisitions	0	(2,307)	0
Vesting of share-based compensation	11,893	9,477	9,897
Repurchase of common stock	0	0	(122)
New operating lease assets obtained in exchange for lease obligations	$ 7,146	$ 4,883	$ 11,886